OTHER NON-OPERATING GAIN, NET	12 Months Ended
Dec. 31, 2024
Other Non-Operating Gain, Net
OTHER NON-OPERATING GAIN, NET	OTHER NON-OPERATING GAIN, NET
Other non-operating gains / (losses), net consisted of the following for the years ended December 31:

	2024	2023	2022

Change of fair value of other derivatives	—	(1)	10
Gain from money market funds	37	75	29
Loss from other financial assets	—	(48)	—
Other losses	(6)	(6)	(30)
Other non-operating gain, net	31	20	9
In 2023, the loss from other financial assets relates to the impairment of a receivable with respect to the repurchase of VEON Holdings debt. Refer to Note 17.